Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets	Components of deferred tax assets are as follows:
	December 31, 2022	December 31, 2021
Net deferred tax assets – Non-current:
Depreciation	$(24,850)	$(70,194)
Amortization	(876,459)	95,115
Stock based compensation	5,545,450	4,369,372
Expected income tax benefit from NOL carry-forwards	20,744,537	15,073,606
Less valuation allowance	(25,388,679)	(19,467,900)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of federal statutory income tax rate and the effective income tax rate	A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2021

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	7.1%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(28.1)%

Effective income tax rate	0.0%	0.0%